                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567
                 ----------------------------------------------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                     Copy to:

Julie Tedesco, Vice President and Counsel             Philip H. Newman, Esq.
   State Street Bank and Trust Company                 Goodwin Procter LLP
      One Federal Street, 9th Floor                       Exchange Place
       Boston, Massachusetts 02110                 Boston, Massachusetts 02109



Registrant's telephone number, including area code:  (617) 662-3968


Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2003

Item 1: Shareholder Report
--------------------------

                STATE STREET  NAVIGATOR
                SECURITIES LENDING PRIME PORTFOLIO
                ANNUAL REPORT
                DECEMBER 31, 2003

STATE STREET BANK TRUST AND COMPANY
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT AS OF DECEMBER 31, 2003

MANAGEMENT DISCUSSION AND ANALYSIS

The State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio") is a money market fund which intends to comply with Rule 2a-7 of the Investment Company Act of 1940. The Prime Portfolio's balances are derived from the cash collateral received from securities lending. The Prime Portfolio has been managed consistently with the objectives of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns.

The fragility of the economic recovery, which led the Federal Reserve to cut the Federal funds target rate by 50 basis points at its November 2002 meeting, continued through the 1st quarter of 2003. The uncertainty of geopolitical events, principally the threat of U.S. military action in Iraq, produced dramatic volatility in oil prices and restrained spending by both consumers and businesses. The equity markets continued to sell off and early attempts at fiscal stimulus became bogged in bipartisan politics. Consumer confidence hit a nine-year low in February and labor market indicators were especially disappointing. However, the Fed continued to believe that once geopolitical uncertainties abated, the accommodative stance of monetary policy, coupled with ongoing growth in productivity, would provide support for an improving economic climate. At both the January and March Federal Open Market Committee meetings, the target rate remained unchanged. Economic decision-making was so clouded by geopolitical uncertainties, the Fed refrained from making its balance-of-risks statement at the March meeting.

When U.S. troops finally engaged in military action in Iraq and met little resistance, consumer confidence and equity markets began to improve. The housing market continued its unprecedented strength, providing a boost to consumer spending. The passage of a $330 billion tax cut package seemed to be the final piece of the puzzle required to produce the much-anticipated lift in the economy that many economists had predicted. As expected, at its May meeting, the Fed left the benchmark rate unchanged. However, the Fed did raise the issue of potential deflation, stating that the likelihood of an "unwelcome substantial fall in inflation" was larger than the possibility of an increase. In citing that the risks to prices were more heavily weighted towards weakness while stating that an economic recovery was expected within the next several quarters, the Fed was hinting that it was willing to act if needed while simultaneously reassuring the market that there was no need for panic over the near-term. This caused a flattening of the yield curve.

The lack of any significant growth in capital spending and a depressed labor market continued in June. Fearing the risk of deflation more than inflation, the Fed eased the benchmark rate to 1% - a 45-year low - at its June meeting. But, some market participants were disappointed that the Fed cut the target rate by 25 basis points instead of the 50 basis points that some had expected. The Fed believed that robust growth in productivity, combined with a very expansive monetary and fiscal policy, would produce the much-awaited recovery in the second half of 2003.

As the third quarter began, the U.S. economy continued to be fragile. Spotty signals of a rebound persisted in July, with many economic data releases exceeding expectations. Casting a shadow, however, was the highest unemployment rate in nine years and a disappointing read on national manufacturing activity.

During the month of August, the U.S. recovery proved that it was gathering strength. Much talk had circulated around the fact that the key to a sustainable recovery was capital spending, which showed some promise with the release of certain economic data. In another boost for the recovery, the labor market also pointed to potential improvement with jobless claims remaining below the critical 400,000 level for six straight weeks and the four-week moving average below the 400,000 mark for four consecutive weeks. The stronger economic data helped the yield curve maintain a positive slope.

Data released in September showed the recovery trying to regain momentum - excluding the labor market. The consensus was for a small gain in payrolls (approximately 20,000) but the economy actually lost 93,000 jobs. This unfavorable news brought in the long end of the curve. At its September meeting, the Federal Open Market Committee (FOMC) kept both the Federal funds target rate and the risk assessment statement unchanged. Prior to the meeting, some market participants had hoped that the FOMC might show some sign of modifying its accommodative stance based on expectations of an improved fourth quarter. While this did not occur, the FOMC did note the continued weakness in the labor sector.

In the fourth quarter, manufacturing, employment and many of the consumer-related indicators showed the recovery continuing the improvement that began mid-third quarter. Also, much focus was placed on comments from Fed policymakers in an attempt to discern the timing of potential rate hikes by the Central Bank. Following numerous speeches given during the quarter and the release of the minutes from the October 28th Federal Open Market Committee
(FOMC), market expectations of when the Fed will hike its benchmark interest rate were pushed further back. Despite encouraging signs of economic growth, the Fed cited the slack in the labor market as being present until the latter part of 2005 at the earliest. In its statement released following the December FOMC meeting, the Fed maintained its position of keeping rates low for a "considerable period" due to low inflation and slack resources. This was a strong indication that the Fed does not intend to raise rates in March, as had been expected by the market at the beginning of the month.

Comparing U.S. dollar LIBOR on December 31, 2002 to the close on December 31, 2003, one-month and three-month LIBOR decreased by 26 bps and 23 bps, respectively. Twelve-month LIBOR increased by 1 bp.

The investment strategy during the first quarter of the year was to keep reinvestment purchases at the shorter end of the yield curve. With much uncertainty surrounding the situation in Iraq, the U.S. economy appeared to be in a holding pattern. Two camps existed about possible scenarios once the Iraq conflict ended. The first camp believed that energy prices would fall and businesses would feel more confident about making capital expenditures, which would have a spillover effect in the labor market and GDP. The Fed would then step in by tightening the Federal funds rate. The other camp believed that the economy would remain mired in a sub-par recovery and the yield curve would remain flat.

At the start of the second quarter, as the uncertainty surrounding Iraq and the continued weakness in the U.S. economy continued to dominate the minds of issuers, the yield curve inverted. Assets were purchased at the shorter end of the curve in an effort to maintain flexibility due to possible changes in the yield curve. By the end of the quarter, given the continued uncertainty about a sustained economic recovery, the yield curve was flat. Despite the limited investment opportunities and the prospect of negative carry trades, the strategy was to maintain durations.

During the third quarter, as a result of the positive economic data and the subsequent back-up in rates across the yield curve, assets were purchased along the curve. State Street market observers believed that the Fed would be on hold for the foreseeable future and the market was too aggressive in its expectation of interest rate tightenings.

At the start of the fourth quarter, with the economy still in the midst of a jobless recovery, market expectations for future FOMC tightenings were pushed out into the latter half of 2004. As such, the yield curve flattened during the period and purchases were limited out on the yield curve. By the end of the quarter, believing the market was more aggressive in its pricing of Fed action, durations were extended where possible.

There has been no material change in the type of investments purchased during the past calendar year.

The Prime Portfolio will continue to be managed to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003

           NAME OF ISSUER                       INTEREST     MATURITY       PRINCIPAL         AMORTIZED
         AND TITLE OF ISSUE                       RATE         DATE           AMOUNT            COST +
----------------------------------------        --------    ----------    --------------    --------------
COMMERCIAL PAPER -- 21.01%
ABCP CREDIT ARBITRAGE -- 1.98%
  Aspen Funding Corp.                            1.100%     01/07/2004    $   93,000,000    $   92,982,950
  Aspen Funding Corp.                            1.090%     01/09/2004        24,750,000        24,744,005
  Aspen Funding Corp.                            1.100%     01/09/2004       150,000,000       149,963,335
  Aspen Funding Corp.                            1.090%     01/13/2004       100,000,000        99,963,667
  Giro Funding Corp.                             1.090%     01/05/2004       127,674,000       127,658,537
  Grampian Funding Ltd                           1.080%     02/19/2004        47,000,000        46,930,910
  Grampian Funding Ltd                           1.080%     03/01/2004       136,206,000       135,960,829
  Newport Funding Corp.                          1.100%     01/07/2004        86,000,000        85,984,233
  Newport Funding Corp.                          1.090%     01/13/2004        50,000,000        49,981,833
  Surrey Funding Corp.                           1.100%     01/12/2004        35,000,000        34,988,236
  Surrey Funding Corp.                           1.090%     01/14/2004        81,760,000        81,727,818
                                                                                            --------------
                                                                                               930,886,353
                                                                                            --------------
ABCP HYBRID -- 0.20%
  Cancara Asset Securitisation Ltd.              1.100%     01/09/2004        30,000,000        29,992,667
  Giro Balanced Funding Corp.                    1.100%     01/14/2004        21,367,000        21,358,512
  Giro Balanced Funding Corp.                    1.100%     01/15/2004        41,459,000        41,441,265
                                                                                            --------------
                                                                                                92,792,444
                                                                                            --------------
ABCP LOAN-BACKED -- 0.27%
  Govco, Inc.                                    1.090%     01/14/2004        50,000,000        49,980,320
  Govco, Inc.                                    1.090%     01/15/2004        75,000,000        74,968,208
                                                                                            --------------
                                                                                               124,948,528
                                                                                            --------------
ABCP RECEIVABLES AND SECURITIES -- 11.12%
  Assets Securitization Cooperative Corp.        1.090%     01/13/2004       118,000,000       117,957,127
  Atlantic Asset Securitization Corp.            1.100%     01/20/2004        90,000,000        89,947,750
  Barton Capital Corp.                           1.090%     01/12/2004        28,307,000        28,297,572
  Barton Capital Corp.                           1.090%     01/13/2004       222,930,000       222,849,002
  Charta Corp.                                   1.090%     01/22/2004        50,000,000        49,968,208
  Charta Corp.                                   1.100%     02/05/2004        70,000,000        69,925,139
  Charta Corp.                                   1.080%     02/09/2004       100,000,000        99,883,000
  Charta Corp.                                   1.080%     02/19/2004       120,000,000       119,823,600
  Ciesco, L.P.                                   1.090%     01/06/2004        50,000,000        49,992,431
  Ciesco, L.P.                                   1.090%     01/07/2004        52,058,000        52,048,543
  Ciesco, L.P.                                   1.090%     01/09/2004        65,000,000        64,984,256
  Corporate Asset Funding Co. Inc.               1.080%     02/09/2004       100,000,000        99,883,000
  Corporate Receivables Corp.                    1.080%     02/18/2004       100,000,000        99,856,000
  CXC LLC                                        1.090%     01/06/2004        20,014,000        20,010,970
  CXC LLC                                        1.090%     01/15/2004        50,000,000        49,978,806
  CXC LLC                                        1.090%     01/27/2004        50,000,000        49,960,639
  CXC LLC                                        1.080%     02/09/2004        60,000,000        59,929,800
  CXC LLC                                        1.090%     02/11/2004        47,000,000        46,941,655
  CXC LLC                                        1.080%     02/18/2004       100,000,000        99,856,000
  Delaware Funding Corp.                         1.100%     01/07/2004        49,314,000        49,304,959
  Edison Asset Securitization LLC                1.090%     01/09/2004       400,022,000       399,925,106
  Edison Asset Securitization LLC                1.080%     01/12/2004       115,108,000       115,070,014
  Edison Asset Securitization LLC                1.090%     01/13/2004        80,000,000        79,970,933
  Edison Asset Securitization LLC                1.080%     01/23/2004        52,876,000        52,841,102
  Edison Asset Securitization LLC                1.090%     01/23/2004        65,743,000        65,699,208
  Edison Asset Securitization LLC                1.090%     02/06/2004       190,000,000       189,792,900
  Gemini Securitization Corp.                    1.090%     01/06/2004        43,097,000        43,090,476
  Gemini Securitization Corp.                    1.100%     01/06/2004        33,000,000        32,994,958
  Gemini Securitization Corp.                    1.100%     01/07/2004       130,000,000       129,976,167
  Gemini Securitization Corp.                    1.090%     01/14/2004       130,000,000       129,948,831

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003

            NAME OF ISSUER                      INTEREST     MATURITY        PRINCIPAL        AMORTIZED
          AND TITLE OF ISSUE                      RATE         DATE           AMOUNT            COST +
----------------------------------------        --------    ----------    --------------    --------------
COMMERCIAL PAPER -- (CONTINUED)
  Gemini Securitization Corp.                    1.080%     01/16/2004    $   70,450,000    $   70,418,298
  Gemini Securitization Corp.                    1.080%     01/28/2004        45,227,000        45,190,366
  Giro Multi-Funding Corp.                       1.100%     01/20/2004       120,000,000       119,930,333
  Independence Funding LLC                       1.100%     01/20/2004        50,198,000        50,168,857
  Independence Funding LLC                       1.090%     01/22/2004        81,023,000        80,971,483
  Jupiter Securitization Corp.                   1.090%     01/12/2004        97,215,000        97,182,622
  Jupiter Securitization Corp.                   1.080%     01/29/2004       120,000,000       119,897,129
  Jupiter Securitization Corp.                   1.080%     01/30/2004       162,500,000       162,360,696
  Kitty Hawk Funding Corp.                       1.070%     01/21/2004        53,437,000        53,405,235
  Kitty Hawk Funding Corp.                       1.090%     01/23/2004        85,400,000        85,343,114
  Liberty Street Funding Corp.                   1.100%     01/08/2004        38,000,000        37,991,872
  Liberty Street Funding Corp.                   1.100%     01/12/2004        34,130,000        34,118,529
  Old Line Funding Corp.                         1.080%     01/06/2004        65,726,000        65,716,141
  Old Line Funding Corp.                         1.080%     01/14/2004        52,025,000        52,004,710
  Old Line Funding Corp.                         1.080%     01/16/2004        86,178,000        86,139,220
  Park Avenue Receivables Corp.                  1.090%     01/07/2004       127,310,000       127,286,872
  Park Avenue Receivables Corp.                  1.080%     01/12/2004        75,000,000        74,975,250
  Park Avenue Receivables Corp.                  1.080%     01/20/2004        75,000,000        74,957,250
  Preferred Receivables Funding Corp.            1.100%     01/07/2004        45,800,000        45,791,603
  Preferred Receivables Funding Corp.            1.090%     01/09/2004        30,000,000        29,992,733
  Preferred Receivables Funding Corp.            1.080%     02/05/2004       174,797,000       174,613,463
  Receivables Capital Corp.                      1.100%     01/09/2004        75,000,000        74,981,667
  Sheffield Receivables Corp.                    1.090%     01/08/2004        40,080,000        40,071,505
  Sheffield Receivables Corp. (a)                1.109%     01/20/2004        87,000,000        87,000,000
  Thunder Bay Funding, Inc.                      1.090%     01/15/2004        40,152,000        40,134,980
  Yorktown Capital LLC                           1.090%     01/05/2004       124,586,000       124,570,911
  Yorktown Capital LLC                           1.100%     01/08/2004        22,512,000        22,507,185
  Yorktown Capital LLC                           1.080%     01/16/2004       111,758,000       111,707,709
  Yorktown Capital LLC                           1.090%     01/16/2004       123,650,000       123,593,842
  Yorktown Capital LLC                           1.080%     01/23/2004        80,110,000        80,057,127
  Yorktown Capital LLC                           1.080%     02/06/2004        46,512,000        46,461,767
                                                                                            --------------
                                                                                             5,220,250,620
                                                                                            --------------
BANK FOREIGN -- 3.62%
  Alliance & Leicester Plc                       1.090%     01/29/2004        65,500,000        65,444,471
  Alliance & Leicester Plc                       1.193%     06/08/2004       130,000,000       129,315,019
  CBA Financial, Inc.                            1.080%     01/09/2004        77,300,000        77,281,448
  CBA Financial, Inc.                            1.080%     01/20/2004       200,000,000       199,886,000
  CBA Financial, Inc.                            1.070%     01/30/2004        48,300,000        48,258,368
  Credit Agricole Indosuez NA                    1.090%     02/03/2004       124,000,000       123,876,103
  Den Danske Bank                                1.260%     07/12/2004       100,000,000        99,324,500
  National Australia Bank Funding, Inc.          1.070%     01/06/2004       121,000,000       120,982,018
  National Australia Bank Funding, Inc.          1.080%     01/12/2004       298,950,000       298,851,347
  Nordea North America, Inc.                     1.080%     01/12/2004       100,000,000        99,967,000
  Nordea North America, Inc.                     1.100%     01/15/2004        65,900,000        65,871,809
  UBS Finance, Inc.                              1.040%     01/06/2004       295,000,000       294,957,389
  Westpac Trust Securities Ltd.                  1.100%     02/05/2004        77,900,000        77,816,690
                                                                                            --------------
                                                                                             1,701,832,162
                                                                                            --------------
BROKERAGE -- 0.70%
  Citigroup Global (a)                           1.100%     01/25/2004       200,000,000       200,000,000
  Morgan Stanley (a)                             1.080%     01/27/2004       129,000,000       129,000,000
                                                                                            --------------
                                                                                               329,000,000
                                                                                            --------------
CHEMICALS -- 0.48%
  Du Pont E I De Nemours & Co.                   1.070%     01/08/2004       100,000,000        99,979,194

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003

            NAME OF ISSUER                      INTEREST    MATURITY         PRINCIPAL        AMORTIZED
          AND TITLE OF ISSUE                      RATE        DATE            AMOUNT            COST +
----------------------------------------        --------    ----------    --------------    --------------
COMMERCIAL PAPER -- (CONTINUED)
  Du Pont E I De Nemours & Co.                   1.070%     01/16/2004    $   70,000,000    $   69,968,792
  Du Pont E I De Nemours & Co.                   1.070%     01/20/2004        54,453,000        54,422,249
                                                                                            --------------
                                                                                               224,370,235
                                                                                            --------------
FINANCE CAPTIVE -- 0.11%
  Toyota Motor Credit Corp.                      1.070%     01/09/2004        50,000,000        49,988,111
                                                                                            --------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.09%
  General Electric Capital Corp.                 1.080%     01/07/2004        23,000,000        22,995,860
  General Electric Capital Corp.                 1.080%     01/08/2004        19,700,000        19,695,863
                                                                                            --------------
                                                                                                42,691,723
                                                                                            --------------
FOOD -- 0.09%
  Nestle Capital Corp.                           1.340%     09/13/2004        45,000,000        44,571,200
                                                                                            --------------
PHARMACEUTICALS -- 0.54%
  Glaxosmithkline Finance Plc                    1.060%     01/14/2004       255,000,000       254,902,392
                                                                                            --------------
SOVEREIGN -- 0.20%
  CDC Commercial                                 1.080%     01/06/2004        50,000,000        49,992,500
  CDC Commercial                                 1.080%     01/09/2004        20,000,000        19,995,200
  CDC Commercial                                 1.080%     01/15/2004        25,000,000        24,989,500
                                                                                            --------------
                                                                                                94,977,200
                                                                                            --------------
ABCP SINGLE SELLER -- 1.61%
  New Center Asset Trust                         1.080%     01/07/2004        50,000,000        49,991,000
  New Center Asset Trust                         1.100%     01/09/2004       175,000,000       174,957,222
  New Center Asset Trust                         1.090%     01/16/2004        43,000,000        42,980,471
  New Center Asset Trust                         1.110%     01/16/2004       218,000,000       217,899,175
  New Center Asset Trust                         1.080%     02/04/2004       130,000,000       129,867,400
  New Center Asset Trust                         1.090%     02/17/2004        65,000,000        64,907,501
  New Center Asset Trust                         1.100%     03/17/2004        75,000,000        74,825,833
                                                                                            --------------
                                                                                               755,428,603
                                                                                            --------------
TOTAL COMMERCIAL PAPER                                                                       9,866,639,571
                                                                                            --------------
CERTIFICATES OF DEPOSIT -- 5.86%
BANK DOMESTIC -- 5.37%
  Bank of New York (a)                           1.088%     01/15/2004       325,000,000       324,969,714
  Bank of New York (a)                           1.100%     01/20/2004        25,000,000        25,000,188
  Bank of New York (a)                           1.093%     01/28/2004       200,000,000       199,993,552
  Bank of New York (a)                           1.120%     03/08/2004       100,000,000       100,004,362
  Bank of New York                               1.385%     10/29/2004       200,000,000       199,975,192
  Bank One NA                                    1.335%     12/20/2004       200,000,000       199,963,628
  Branch Bank & Trust Company (a)                1.105%     02/10/2004        95,000,000        94,997,757
  Chase Manhattan USA(a)                         1.091%     01/28/2004       500,000,000       500,000,000
  First Tennessee Bank NA                        1.080%     01/20/2004        85,000,000        84,999,271
  First Tennessee Bank NA                        1.100%     02/09/2004       200,000,000       200,000,000
  Southtrust Bank (a)                            1.110%     01/12/2004       137,000,000       137,002,056
  Southtrust Bank (a)                            1.090%     03/15/2004       100,000,000        99,971,045
  Southtrust Bank                                1.140%     05/04/2004       300,000,000       300,000,000
  Suntrust Bank (a)                              1.010%     01/02/2004        55,000,000        55,008,991
                                                                                            --------------
                                                                                             2,521,885,756
                                                                                            --------------
FINANCE NON-CAPTIVE CONSUMER -- 0.49%
  American Express Centurion Bank                1.090%     01/09/2004       230,000,000       230,000,000
                                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                2,751,885,756
                                                                                            --------------

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003

          NAME OF ISSUER                        INTEREST     MATURITY       PRINCIPAL         AMORTIZED
        AND TITLE OF ISSUE                        RATE         DATE          AMOUNT             COST +
----------------------------------------        --------    ----------    --------------    --------------
YANKEE CERTIFICATES OF DEPOSIT -- 33.18%
BANK FOREIGN -- 33.18%
  Abbey National Treasury Services (a)           1.115%     01/02/2004    $   10,250,000    $   10,249,869
  ABN AMRO Bank (a)                              1.074%     01/16/2004       300,000,000       299,965,534
  ABN AMRO Bank (a)                              1.090%     01/20/2004        50,000,000        49,997,612
  ABN AMRO Bank (a)                              1.059%     01/29/2004       300,000,000       299,949,546
  ABN AMRO Bank (a)                              1.061%     01/29/2004        75,000,000        74,987,929
  ABN AMRO Bank                                  1.220%     09/13/2004       165,000,000       165,034,550
  ABN AMRO Bank                                  1.400%     10/21/2004        25,000,000        24,987,416
  ABN AMRO Bank                                  1.370%     10/29/2004        62,500,000        62,550,297
  Banco Bilbao                                   1.090%     01/06/2004       150,000,000       150,000,000
  Banco Bilbao (a)                               1.120%     01/08/2004       500,000,000       500,000,000
  Bank of Montreal (a)                           1.056%     01/28/2004        75,000,000        74,975,900
  Bank of Nova Scotia (a)                        1.095%     01/02/2004       335,000,000       334,971,864
  Bank of Nova Scotia (a)                        1.110%     01/02/2004        72,000,000        71,991,962
  Bank of Nova Scotia (a)                        1.066%     01/23/2004       200,000,000       199,976,039
  Bank of Nova Scotia (a)                        1.091%     01/26/2004       175,000,000       175,005,738
  Bank of Nova Scotia (a)                        1.081%     01/27/2004       100,000,000        99,988,947
  Bank of Nova Scotia                            1.180%     08/13/2004       100,000,000        99,993,827
  Barclays Bank Plc (a)                          1.095%     01/02/2004       100,000,000        99,991,585
  Barclays Bank Plc (a)                          1.100%     01/05/2004        40,000,000        39,992,567
  Barclays Bank Plc (a)                          1.090%     01/07/2004        25,000,000        24,995,669
  Barclays Bank Plc (a)                          1.100%     01/08/2004         6,400,000         6,398,310
  Barclays Bank Plc (a)                          1.071%     01/23/2004       200,000,000       199,988,229
  Barclays Bank Plc (a)                          1.069%     01/30/2004       175,000,000       174,987,018
  Canadian Imperial Bank of Commerce (a)         1.105%     01/02/2004       300,000,000       299,965,608
  Canadian Imperial Bank of Commerce (a)         1.136%     01/08/2004        75,000,000        75,004,041
  Canadian Imperial Bank of Commerce (a)         1.084%     01/20/2004       400,000,000       399,951,967
  Canadian Imperial Bank of Commerce (a)         1.081%     01/26/2004       100,000,000       100,000,000
  Canadian Imperial Bank of Commerce             1.230%     10/07/2004        65,000,000        64,995,007
  Credit Agricole Indosuez NY                    1.080%     01/12/2004       273,000,000       272,909,910
  Credit Agricole Indosuez NY                    1.110%     02/11/2004       100,000,000       100,000,965
  Credit Lyonnais NY(a)                          1.103%     01/14/2004       320,000,000       320,000,000
  Den Danske Bank (a)                            1.050%     01/07/2004       100,000,000        99,996,500
  Den Danske Bank (a)                            1.100%     01/07/2004       100,000,000        99,993,118
  Den Danske Bank (a)                            1.100%     01/09/2004        80,000,000        79,984,857
  Den Danske Bank (a)                            1.093%     01/14/2004       100,000,000        99,993,668
  Den Danske Bank (a)                            1.093%     01/15/2004       100,000,000        99,989,426
  Den Danske Bank (a)                            1.080%     01/20/2004       100,000,000        99,988,106
  Den Danske Bank (a)                            1.079%     01/21/2004       100,000,000        99,990,416
  Den Danske Bank (a)                            1.079%     01/22/2004       200,000,000       199,964,105
  Deutsche Bank (a)                              1.080%     01/02/2004        15,000,000        15,000,964
  Deutsche Bank (a)                              1.110%     01/05/2004       500,000,000       500,000,000
  Deutsche Bank                                  1.060%     01/22/2004       100,000,000       100,000,000
  Deutsche Bank (a)                              1.081%     01/26/2004       300,000,000       300,000,000
  Dexia Bank New York (a)                        1.095%     01/02/2004       300,000,000       299,975,143
  Dexia Bank New York (a)                        1.090%     01/05/2004       280,000,000       279,922,108
  Dexia Bank New York                            1.265%     07/26/2004       300,000,000       300,008,542
  Dexia Bank New York                            1.335%     12/20/2004       200,000,000       199,951,507
  Halifax Bank of Scotland (a)                   1.093%     01/13/2004        70,000,000        69,995,641
  Halifax Bank of Scotland (a)                   1.069%     01/20/2004       200,000,000       199,976,323
  Halifax Bank of Scotland (a)                   1.079%     01/20/2004       150,000,000       149,977,693
  Halifax Bank of Scotland (a)                   1.070%     01/30/2004       150,000,000       149,990,095
  Halifax Bank of Scotland (a)                   1.095%     02/27/2004       125,000,000       124,980,812
  Nordea Bank Finland Plc (a)                    1.110%     01/05/2004       200,000,000       200,000,000
  Nordea Bank Finland Plc (a)                    1.120%     01/07/2004       100,000,000       100,000,000

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003

         NAME OF ISSUER                         INTEREST     MATURITY       PRINCIPAL         AMORTIZED
       AND TITLE OF ISSUE                         RATE         DATE           AMOUNT            COST +
----------------------------------------        --------    ----------    --------------    --------------
YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
  Nordea Bank Finland Plc (a)                    1.110%     01/09/2004    $  150,000,000    $  150,000,000
  Nordea Bank Finland Plc (a)                    1.081%     01/27/2004       100,000,000       100,000,000
  Rabobank Nederland NY(a)                       1.028%     01/02/2004       100,000,000        99,995,926
  Rabobank Nederland NY                          1.310%     08/06/2004       130,000,000       129,992,232
  Rabobank Nederland NY                          1.315%     08/06/2004        75,000,000        74,995,519
  Rabobank Nederland NY                          1.370%     08/27/2004       175,000,000       174,988,118
  Rabobank Nederland NY                          1.375%     09/07/2004       315,000,000       314,978,431
  Rabobank Nederland NY                          1.255%     09/13/2004       200,000,000       200,091,002
  Rabobank Nederland NY                          1.325%     12/31/2004       200,000,000       199,989,996
  Royal Bank of Canada (a)                       1.030%     01/02/2004       170,000,000       169,993,074
  Royal Bank of Canada (a)                       1.095%     01/02/2004       250,000,000       249,978,963
  Royal Bank of Canada (a)                       1.100%     01/02/2004        50,000,000        49,994,365
  Royal Bank of Canada (a)                       1.100%     01/05/2004        50,000,000        49,994,218
  Royal Bank of Canada (a)                       1.090%     01/09/2004       150,000,000       149,979,220
  Royal Bank of Canada (a)                       1.094%     01/12/2004       100,000,000        99,989,336
  Royal Bank of Canada (a)                       1.071%     01/26/2004       100,000,000        99,987,820
  Royal Bank of Canada                           1.345%     03/25/2004        80,000,000        79,997,238
  Royal Bank of Scotland (a)                     1.093%     01/15/2004       275,000,000       274,970,748
  Royal Bank of Scotland (a)                     1.066%     01/21/2004       300,000,000       299,976,885
  Royal Bank of Scotland (a)                     1.066%     01/24/2004       100,000,000        99,985,301
  Royal Bank of Scotland (a)                     1.071%     01/27/2004        10,000,000         9,998,505
  Royal Bank of Scotland (a)                     1.061%     01/29/2004       200,000,000       199,983,781
  Royal Bank of Scotland (a)                     1.066%     01/29/2004        35,000,000        34,993,430
  Societe Generale (a)                           1.040%     01/02/2004       150,000,000       149,997,150
  Societe Generale (a)                           1.110%     01/02/2004        50,000,000        49,993,613
  Societe Generale (a)                           1.103%     01/05/2004        75,000,000        74,980,649
  Societe Generale (a)                           1.105%     01/07/2004       100,000,000        99,991,413
  Societe Generale (a)                           1.099%     01/12/2004        34,000,000        33,993,496
  Societe Generale (a)                           1.105%     01/12/2004       150,000,000       149,950,176
  Societe Generale (a)                           1.085%     01/20/2004       200,000,000       199,973,328
  Societe Generale (a)                           1.090%     01/20/2004        50,000,000        49,997,594
  Societe Generale (a)                           1.080%     02/09/2004        90,000,000        89,968,811
  Svenska Handelsbanken (a)                      1.100%     01/05/2004       150,000,000       149,984,715
  Svenska Handelsbanken (a)                      1.090%     01/09/2004       125,000,000       124,964,505
  Svenska Handelsbanken (a)                      1.093%     01/13/2004       260,000,000       259,966,299
  Svenska Handelsbanken (a)                      1.083%     01/15/2004       100,000,000        99,971,088
  Svenska Handelsbanken (a)                      1.061%     01/26/2004       100,000,000        99,972,915
  Svenska Handelsbanken (a)                      1.071%     01/28/2004       100,000,000        99,993,290
  Svenska Handelsbanken                          1.420%     10/20/2004        75,000,000        74,990,975
  Svenska Handelsbanken                          1.500%     11/12/2004        90,000,000        89,992,220
  Svenska Handelsbanken                          1.325%     12/31/2004       150,000,000       149,984,995
  Toronto Dominion Bank (a)                      1.090%     01/09/2004       280,000,000       279,920,492
  Toronto Dominion Bank (a)                      1.090%     01/10/2004       100,000,000        99,971,531
  Toronto Dominion Bank (a)                      1.061%     01/29/2004       150,000,000       149,957,905
  Toronto Dominion Bank                          1.330%     12/20/2004       275,000,000       274,933,320
  UBS AG                                         1.333%     12/20/2004       250,000,000       249,963,626
  WESTPAC Banking Corp. (a)                      1.100%     01/02/2004       100,000,000        99,991,585
  WESTPAC Banking Corp. (a)                      1.095%     01/05/2004        70,000,000        69,994,071
  WESTPAC Banking Corp. (a)                      1.100%     01/06/2004        50,000,000        49,995,695
  WESTPAC Banking Corp. (a)                      1.055%     01/09/2004       100,000,000        99,989,178
  WESTPAC Banking Corp. (a)                      1.080%     01/20/2004       100,000,000        99,993,716
                                                                                            --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                        15,581,719,389
                                                                                            --------------

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003

         NAME OF ISSUER                         INTEREST     MATURITY       PRINCIPAL         AMORTIZED
       AND TITLE OF ISSUE                         RATE         DATE          AMOUNT             COST +
----------------------------------------        --------    ----------    --------------    --------------
EURO CERTIFICATES OF DEPOSIT -- 7.80%
BANK FOREIGN -- 7.80%
  ABN AMRO Bank                                  1.250%     07/23/2004    $   50,000,000   $    50,000,000
  ABN AMRO Bank                                  1.380%     09/08/2004        50,000,000        50,044,616
  Australia & New Zealand Banking                1.250%     07/27/2004       100,000,000       100,000,000
  Australia & New Zealand Banking                1.440%     12/09/2004        50,000,000        50,000,000
  Barclays Bank Plc                              1.250%     07/23/2004       150,000,000       150,000,000
  Barclays Bank Plc                              1.190%     08/13/2004       250,000,000       250,000,000
  Citibank NA                                    1.095%     03/15/2004        98,000,000        97,998,989
  Commonwealth Bank Australia                    1.260%     07/30/2004       300,000,000       300,000,000
  Credit Agricole Indosuez                       1.200%     06/14/2004       300,000,000       300,000,000
  HBOS Treasury Service                          1.110%     02/02/2004       150,000,000       150,000,000
  HBOS Treasury Service                          1.120%     02/18/2004       250,000,000       250,000,000
  Landesbank Baden-Wuerttemberg                  1.090%     03/09/2004       250,000,000       250,000,000
  Lloyds Bank Plc                                1.395%     08/05/2004        65,000,000        65,000,000
  Lloyds Bank Plc                                1.210%     10/04/2004       200,000,000       200,022,564
  Norddeutsche Landesbank Girozentrale           1.100%     01/06/2004       500,000,000       500,000,346
  Unicredito Italiano SpA                        1.100%     01/05/2004       300,000,000       300,000,000
  Unicredito Italiano SpA                        1.100%     01/08/2004       300,000,000       300,000,000
  Unicredito Italiano SpA                        1.110%     01/23/2004       300,000,000       300,000,000
                                                                                            --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                           3,663,066,515
                                                                                            --------------
BANK NOTES -- 6.29%
BANK DOMESTIC -- 5.82%
  Bank One NA(a)                                 1.230%     01/08/2004         8,500,000         8,508,229
  Bank One NA(a)                                 1.400%     01/21/2004        25,000,000        25,055,462
  Bank One NA(a)                                 1.199%     01/22/2004        47,000,000        47,007,551
  Bank One NA(a)                                 1.190%     02/26/2004       100,000,000       100,054,098
  Bank One NA                                    1.290%     08/05/2004       165,000,000       164,990,184
  Fifth Third Bank (a)                           1.054%     01/16/2004       195,000,000       194,925,410
  First Union Corp (a)                           1.570%     01/15/2004        27,510,000        27,594,032
  First Union Corp                               6.950%     11/01/2004        12,929,000        13,525,650
  First Union National (a)                       1.450%     01/30/2004        20,000,000        20,041,674
  First Union National (a)                       1.410%     02/20/2004         8,300,000         8,303,359
  First USABank (a)                              1.410%     02/24/2004        13,550,000        13,575,654
  National City Bank (a)                         1.030%     01/02/2004       175,000,000       174,992,847
  National City Bank (a)                         1.100%     01/02/2004        10,000,000        10,001,684
  National City Bank (a)                         1.273%     01/14/2004        20,000,000        20,011,420
  National City Bank (a)                         1.116%     01/23/2004        80,000,000        80,003,595
  National City Bank (a)                         1.181%     01/26/2004        40,000,000        40,022,806
  National City Bank (a)                         1.181%     01/29/2004       100,000,000       100,083,339
  National City Bank (a)                         1.090%     01/30/2004        33,000,000        33,000,000
  Southtrust Bank (a)                            1.250%     02/24/2004        75,775,000        75,811,427
  US Bank, NA(a)                                 1.105%     01/02/2004        95,000,000        94,985,479
  US Bank, NA(a)                                 1.410%     01/05/2004        57,000,000        57,141,479
  US Bank, NA(a)                                 1.110%     01/08/2004       150,000,000       149,991,217
  US Bank, NA(a)                                 1.081%     01/25/2004       125,000,000       124,995,631
  US Bank, NA(a)                                 1.091%     01/26/2004        40,000,000        40,000,864
  Wachovia Bank NA(a)                            1.191%     01/29/2004       100,000,000       100,091,673
  Wells Fargo Bank NA(a)                         1.060%     01/02/2004       200,000,000       200,000,000
  Wells Fargo Bank NA(a)                         1.110%     01/07/2004       200,000,000       200,000,000
  Wells Fargo Bank NA(a)                         1.093%     01/14/2004       200,000,000       199,987,609
  Wells Fargo Bank NA(a)                         1.089%     01/22/2004        50,000,000        50,000,000
  Wells Fargo Bank NA(a)                         1.081%     01/26/2004       100,000,000       100,000,000
  Wells Fargo Bank NA(a)                         1.230%     03/24/2004       262,225,000       262,441,056
                                                                                            --------------
                                                                                             2,737,143,429
                                                                                            --------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003

             NAME OF ISSUER                     INTEREST     MATURITY       PRINCIPAL         AMORTIZED
           AND TITLE OF ISSUE                     RATE         DATE          AMOUNT            COST +
----------------------------------------        --------    ----------    --------------    --------------
BANK NOTES -- (CONTINUED)
FINANCE NON-CAPTIVE CONSUMER -- 0.47%
   American Express Centurion Bank (a)           1.130%     01/08/2004    $  220,000,000    $  220,000,000
                                                                                            --------------
TOTAL BANK NOTES                                                                             2,957,143,429
                                                                                            --------------
MEDIUM TERM NOTES -- 4.51%
BANK DOMESTIC -- 0.90%
   Bank of America Corp. (a)                     1.450%     01/22/2004        86,500,000        86,737,617
   Citigroup, Inc. (a)                           1.400%     01/09/2004        21,298,000        21,309,352
   Citigroup, Inc. (a)                           1.320%     01/22/2004        60,800,000        60,900,721
   Citigroup, Inc. (a)                           1.261%     01/26/2004       251,390,000       251,618,324
                                                                                            --------------
                                                                                               420,566,014
                                                                                            --------------
BANK FOREIGN -- 0.11%
   Bank of Scotland (a)                          1.130%     01/01/2004        25,000,000        25,014,215
   Merrill Lynch & Co. Inc. (a)                  1.490%     03/21/2004        25,000,000        25,084,788
                                                                                            --------------
                                                                                                50,099,003
                                                                                            --------------
ENERGY INTEGRATED -- 0.53%
   BP Capital PLC (a)                            1.090%     03/15/2004       250,000,000       249,960,493
                                                                                            --------------
FINANCE CAPTIVE -- 0.65%
   Caterpillar Financial Services (a)            1.300%     01/05/2004        40,000,000        40,019,666
   Caterpillar Financial Services (a)            1.350%     01/05/2004        60,000,000        60,022,745
   Norwest Financial Inc.                        6.700%     09/22/2004        25,000,000        25,934,648
   Toyota Motor Credit Corp. (a)                 1.150%     01/02/2004        85,000,000        85,095,505
   Toyota Motor Credit Corp. (a)                 1.110%     01/07/2004        50,000,000        50,000,000
   Toyota Motor Credit Corp. (a)                 1.095%     02/09/2004        30,000,000        29,996,143
   Toyota Motor Credit Corp.                     5.030%     07/16/2004        15,000,000        15,317,909
                                                                                            --------------
                                                                                               306,386,616
                                                                                            --------------
FINANCE NON-CAPTIVE CONSUMER -- 0.05%
   American Express Credit Corp (a)              1.274%     01/16/2004        25,000,000        25,038,299
                                                                                            --------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 2.10%
   General Electric Capital Corp. (a)            1.260%     01/01/2004        65,000,000        65,095,515
   General Electric Capital Corp. (a)            1.250%     01/09/2004       140,000,000       140,000,000
   General Electric Capital Corp. (a)            1.230%     01/17/2004       100,000,000       100,000,000
   General Electric Capital Corp. (a)            1.269%     01/20/2004        50,000,000        50,033,858
   General Electric Capital Corp. (a)            1.269%     01/22/2004        50,000,000        50,026,302
   General Electric Capital Corp. (a)            1.270%     01/22/2004        80,150,000        80,187,389
   General Electric Capital Corp. (a)            1.369%     01/22/2004        75,000,000        75,186,340
   General Electric Capital Corp. (a)            1.141%     01/28/2004        40,000,000        40,001,391
   General Electric Capital Corp. (a)            1.290%     03/11/2004        38,000,000        38,029,796
   General Electric Capital Corp. (a)            1.215%     03/15/2004        64,195,000        64,260,451
   General Electric Capital Corp. (a)            1.320%     03/15/2004       172,210,000       172,450,297
   General Electric Capital Corp. (a)            1.240%     03/25/2004       110,200,000       110,231,307
                                                                                            --------------
                                                                                               985,502,646
                                                                                            --------------
RETAILERS -- 0.04%
   Wal Mart Stores Inc                           6.550%     08/10/2004        18,550,000        19,128,961
                                                                                            --------------
TECHNOLOGY -- 0.13%
   IBM Corp. (a)                                 1.296%     03/10/2004        60,000,000        60,077,249
                                                                                            --------------
TOTAL MEDIUM TERM NOTES                                                                      2,116,759,281
                                                                                            --------------

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003

               NAME OF ISSUER                               INTEREST    MATURITY      PRINCIPAL       AMORTIZED
             AND TITLE OF ISSUE                               RATE        DATE         AMOUNT          COST +
-----------------------------------------------------       --------   ----------  ---------------  -------------
TIME DEPOSITS -- 0.15%
BANK DOMESTIC -- 0.15%
  Keybank NA                                                 0.875%    01/02/2004  $    70,000,000  $  70,000,000
                                                                                                    -------------
TOTAL TIME DEPOSITS                                                                                    70,000,000
                                                                                                    -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.39%
  Federal Home Loan Bank                                     4.875%    04/16/2004       80,000,000     80,850,354
  Federal Home Loan Bank                                     3.375%    05/14/2004      100,000,000    100,808,492
  Federal Home Loan Bank                                     5.895%    06/02/2004       49,500,000     50,449,571
  Federal Home Loan Bank                                     3.375%    06/15/2004      214,435,000    216,551,487
  Federal Home Loan Bank                                     4.750%    06/28/2004      245,000,000    249,343,676
  Federal Home Loan Bank                                     1.214%    08/04/2004      260,000,000    260,000,000
  Federal Home Loan Bank                                     3.625%    10/15/2004       49,365,000     50,278,965
  Federal Home Loan Bank                                     1.445%    11/12/2004      370,000,000    370,000,000
  Federal Home Loan Bank                                     3.875%    12/15/2004       48,425,000     49,583,590
  Federal Home Loan Mortgage                                 1.080%    01/10/2004    1,000,000,000    999,762,678
  Federal Home Loan Mortgage                                 6.250%    07/15/2004       74,750,000     76,698,350
  Federal Home Loan Mortgage                                 4.500%    08/15/2004      100,000,000    102,038,860
  Federal Home Loan Mortgage                                 1.875%    01/15/2005      209,835,000    210,853,168
  Federal Home Loan Mortgage Discount Notes                  1.245%    03/10/2004      100,000,000     99,761,375
  Federal Home Loan Mortgage Discount Notes                  1.180%    06/10/2004      100,000,000     99,472,278
  Federal Home Loan Mortgage Discount Notes                  1.215%    08/18/2004      142,350,000    141,245,008
  Federal Home Loan Mortgage Discount Notes                  1.235%    09/09/2004      180,000,000    178,443,900
  Federal Home Loan Mortgage Discount Notes                  1.320%    12/30/2004      100,000,000     98,665,333
  Federal National Mortgage Association (a)                  0.950%    01/02/2004       50,000,000     49,999,613
  Federal National Mortgage Association (a)                  1.003%    01/02/2004      350,000,000    349,908,397
  Federal National Mortgage Association                      5.125%    02/13/2004      289,260,000    290,609,885
  Federal National Mortgage Association (a)                  1.111%    03/10/2004      275,000,000    275,001,719
  Federal National Mortgage Association (a)                  1.080%    03/11/2004      300,000,000    299,928,431
  Federal National Mortgage Association                      5.625%    05/14/2004      103,500,000    105,144,243
  Federal National Mortgage Association                      6.500%    08/15/2004       45,000,000     46,474,674
  Federal National Mortgage Association                      1.350%    10/22/2004      250,000,000    250,000,000
  Federal National Mortgage Association Discount Notes       1.080%    06/25/2004      250,000,000    248,680,000
                                                                                                    -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                            5,350,554,047
                                                                                                    -------------
U.S. TREASURY OBLIGATIONS -- 1.10%
  United States Treasury Notes                               2.875%    06/30/2004      515,000,000    519,811,611
                                                                                                    -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                       519,811,611
                                                                                                    -------------
REPURCHASE AGREEMENTS -- 8.60%
  UBS Warburg, 0.99% dated 12/31/03 (collateralized by
   various U.S. Government Obligations, 1.20%-9.80% due
   01/02/04-01/15/21 valued at $2,113,960,436); proceeds
   $2,072,619,988                                            0.990%    01/02/2004    2,072,506,000  2,072,506,000
  UBS Warburg, 1.00% dated 12/31/03 (collateralized by
   various U.S. Government Obligations, 3.50%-11.50% due
   06/01/04-01/01/34 valued at $2,024,301,838); proceeds
   $1,965,109,167                                            1.000%    01/02/2004    1,965,000,000  1,965,000,000
                                                                                                    -------------
TOTAL REPURCHASE AGREEMENTS                                                                         4,037,506,000
                                                                                                    -------------

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003

           NAME OF ISSUER                                   INTEREST    MATURITY      PRINCIPAL         AMORTIZED
         AND TITLE OF ISSUE                                   RATE        DATE          AMOUNT            COST +
-------------------------------------                       --------   ----------  ---------------  -----------------
TOTAL INVESTMENTS--99.89%                                                                           $  46,915,085,599
OTHER ASSETS LESS LIABILITIES--0.11%                                                                       49,996,213
                                                                                                    -----------------
NET ASSETS--100.00%                                                                                 $  46,965,081,812
                                                                                                    =================

(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2003. Date disclosed is the next interest rate reset date. + See note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
Investments in securities, at amortized cost.................  $ 46,915,085,599
Interest receivable..........................................        53,611,559
Prepaid insurance............................................            96,271
                                                               ----------------
    Total Assets.............................................    46,968,793,429
                                                               ----------------
LIABILITIES:
Dividend payable.............................................         1,381,574
MBIA insurance payable.......................................           691,024
Advisory fee payable.........................................           671,378
Administration fee payable...................................           543,538
Custodian fee payable........................................           250,975
Transfer agent fee payable...................................           140,437
Other accrued expenses and liabilities.......................            32,691
                                                               ----------------
    Total Liabilities........................................         3,711,617
                                                               ----------------
NET ASSETS...................................................  $ 46,965,081,812
                                                               ================
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
    46,965,070,772 shares issued and outstanding.............  $     46,965,071
Capital paid in excess of par................................    46,918,112,142
Accumulated net realized gain on investments.................             4,599
                                                               ----------------
Net Assets...................................................  $ 46,965,081,812
                                                               ================
Net asset value, offering, and redemption price per share....  $           1.00
                                                               ================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Interest.....................................................  $    421,967,163
                                                               ----------------
EXPENSES:
MBIA insurance fee...........................................         6,285,662
Advisory fee.................................................         6,111,060
Administration fee...........................................         2,619,026
Custodian fee................................................         1,222,212
Transfer agent fee...........................................           523,805
Insurance expense............................................           413,343
Trustees fees................................................            72,500
Audit fee....................................................            28,000
Legal fee....................................................            10,953
Miscellaneous expense........................................             2,670
                                                               ----------------
    Total expenses...........................................        17,289,231
                                                               ----------------
Net investment income........................................       404,677,932
                                                               ----------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.............................             4,599
                                                               ----------------
Net increase in net assets resulting from operations.........  $    404,682,531
                                                               ================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED            YEAR ENDED
                                                                      DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                      -----------------    -----------------
FROM OPERATIONS:
Net investment income................................................ $     404,677,932    $     482,952,976
Net realized gain on investments.....................................             4,599               97,546
                                                                      -----------------    -----------------
Net increase in net assets resulting from operations.................       404,682,531          483,050,522
                                                                      -----------------    -----------------
DISTRIBUTIONS FROM:
Net investment income................................................      (404,677,932)        (482,952,976)
                                                                      -----------------    -----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold............................................   254,082,647,493      161,243,128,745
Cost of redemptions..................................................  (230,724,010,250)    (157,622,799,854)
                                                                      -----------------    -----------------
Net increase in net assets from Fund share transactions..............    23,358,637,243        3,620,328,891
                                                                      -----------------    -----------------
Net increase in net assets...........................................   23,358,641,842         3,620,426,437

NET ASSETS:
Beginning of year....................................................    23,606,439,970       19,986,013,533
                                                                      -----------------    -----------------
End of year.......................................................... $  46,965,081,812    $  23,606,439,970
                                                                      =================    =================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                             FOR YEARS ENDED DECEMBER 31,
                                                        2003           2002           2001           2000             1999
                                                     ----------     ----------     ----------     -----------      ----------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning
  of year .......................................    $   1.0000     $   1.0000     $   1.0000     $    1.0000      $   1.0000
                                                     ----------     ----------     ----------     -----------      ----------
  Net investment income..........................        0.0118         0.0192         0.0431          0.0641          0.0519
  Distributions from net
    investment income ...........................       (0.0118)       (0.0192)       (0.0431)        (0.0641)        (0.0519)
                                                     ----------     ----------     ----------     -----------      ----------
Net increase from
  investment operations .........................        0.0000         0.0000         0.0000          0.0000          0.0000
                                                     ----------     ----------     ----------     -----------      ----------
Net asset value,
  end of year ...................................    $   1.0000     $   1.0000     $   1.0000     $    1.0000      $   1.0000
                                                     ==========     ==========     ==========     ===========      ==========
TOTAL INVESTMENT
  RETURN (a).....................................          1.18%          1.94%          4.40%           6.60%           5.32%

RATIOS AND SUPPLEMENTAL
  DATA:
Ratio of expenses to average
 net assets .....................................          0.05%          0.05%          0.04%           0.03%           0.03%
Ratio of net investment income
  to average net assets....... ..................          1.16%          1.92%          4.33%           6.43%           5.52%
Net assets, end of year
 (in millions).................... ..............    $   46,965     $   23,606     $   19,986     $    19,227      $   12,170

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

    The accompanying notes are an integral part of these financial statements

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corporation and an affiliate of State Street.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of December 31, 2003 the components of distributable earnings on a tax basis were $13,133 undistributed ordinary income and $0 undistributed long-term gains. The tax character of distributions paid during the year ended December 31, 2003 was $404,677,932 ordinary income.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA or State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $10,000, excluding the Chairman who receives an annual retainer of $15,000. Effective the 2nd quarter of 2003, each trustee shall receive an annual retainer of $15,000 with the exception of the Chairman, who will receive $20,000 annually. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. FINANCIAL GUARANTY INSURANCE POLICY

The Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with MBIA Insurance Corporation ("MBIA") that provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $480 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Default Insurance Policy became effective May 9, 2002 and as of December 31, 2003, the Fund made no claims under the policy.

6. BENEFICIAL INTEREST

At December 31, 2003, one shareholder owned over 5% of the Fund's outstanding shares, amounting to 6.19% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

                         REPORT OF INDEPENDENT AUDITORS

To the Trustees of State Street Navigator Securities Lending Trust and the Shareholders of State Street Navigator Securities Lending Prime Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending Prime Portfolio (hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
FEBRUARY 27, 2004

                 State Street Navigator Securities Lending Trust
                              Trustees and Officers

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN FUND
                              POSITION   TERM OF OFFICE                                        COMPLEX
     NAME, ADDRESS            HELD WITH   AND LENGTH OF          PRINCIPAL OCCUPATION        OVERSEEN BY      OTHER DIRECTORSHIPS
        AND AGE               THE TRUST    TIME SERVED            DURING PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
---------------------------   ---------  ----------------    ----------------------------    -----------   ------------------------
INDEPENDENT TRUSTEES

Michael Jessee                Trustee    Term: Indefinite    President and Chief                  3                  None
Federal Home Loan Bank        and        Elected: 2/96       Executive Officer of the
111 Huntington Ave.           Chairman                       Federal Home Loan Bank
25th Floor                    of the                         of Boston (1989 - present).
Boston, MA 02199              Board

Age: 57

George J. Sullivan, Jr.       Trustee    Term: Indefinite    Chief Executive Officer,             3        Trustee, The Advisor's
State Street Navigator                   Elected: 2/96       Newfound Consultants Inc.,                    Inner Circle Fund;
Securities Lending Trust                                     a financial consulting                        Trustee, The Arbor Fund;
One Lincoln Street                                           firm (1997 - present).                        Trustee, The Expedition
Boston, MA 02111                                                                                           Funds; and Trustee, the
                                                                                                           SEI Group of Funds (9
Age: 61                                                                                                    registered investment
                                                                                                           companies with multiple
                                                                                                           portfolios)

Peter Tufano                  Trustee    Term: Indefinite    Sylvan C. Coleman                    3                 None
State Street Navigator                   Elected: 2/96       Professor of Financial
Securities Lending Trust                                     Management at Harvard
One Lincoln Street                                           Business School (1989 -
Boston, MA 02111                                             present).

Age: 46

OFFICERS:

Edward J. O'Brien             President  Term: Indefinite    Executive Vice President          ------               ------
State Street Bank and Trust              Elected: 2/01       and Head of the Securities
Company                                                      Finance of State Street
One Lincoln Street                                           Bank and Trust Company
Boston, MA 02111                                             (2000 - present); Senior
                                                             Vice President and
Age: 49                                                      Manager of Global
                                                             Trading, Risk
                                                             Management and Product
                                                             Development of the
                                                             Global Securities Lending
                                                             Division of State Street
                                                             Bank and Trust Company
                                                             (1996 - 2000).

                 State Street Navigator Securities Lending Trust
                              Trustees and Officers

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN FUND
                              POSITION    TERM OF OFFICE                                       COMPLEX
    NAME, ADDRESS             HELD WITH   AND LENGTH OF          PRINCIPAL OCCUPATION        OVERSEEN BY     OTHER DIRECTORSHIPS
      AND AGE                 THE TRUST    TIME SERVED            DURING PAST 5 YEARS          TRUSTEE         HELD BY TRUSTEE
---------------------------   ---------  ----------------    ----------------------------    -----------   ------------------------
Donald A. Gignac              Treasurer  Term: Indefinite    Senior Vice President of          ------              ------
State Street Bank and Trust              Elected: 11/02      State Street Bank and
Company                                                      Trust Company (2002 -
2 Avenue de Lafayette                                        present); Vice President of
Boston, MA 02111                                             State Street Bank and
                                                             Trust Company (1993 - 2002).
Age: 38

Mary Moran Zeven              Secretary  Term: Indefinite    Senior Vice President and         ------              ------
State Street Bank and Trust              Elected: 2/01       Senior Counsel, State
Company                                                      Street Bank and Trust
One Federal Street                                           Company (2000 - present);
Boston, MA 02110                                             Vice President and Counsel,
                                                             PFPC Inc. (financial
Age: 43                                                      services) (1999-2000);
                                                             Counsel,Curtis, Mallet-
                                                             Prevost,Colt & Mosle, LLP
                                                             (law firm) (1996 to 1999).

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
GoodwinProcter LLP
Exchange Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ITEM 2.  CODE OF ETHICS.
------------------------

As of the end of the period, December 31, 2003, State Street Navigator Securities Lending Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 11(a)(1) to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The Trust's Board of Trustees (the "Board") has determined that the Trust has at least one "audit committee financial expert" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Mr. George Sullivan. Mr. Sullivan is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

         (a)      Audit Fees
                  ----------

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by PwC in connection with the Trust's statutory and regulatory filings or engagement were $26,000 and $25,000, respectively.

         (b)      Audit-Related Fees
                  ------------------

                  For the fiscal years ended December 31, 2003 and December 31, 2002, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

         (c)      Tax Fees
                  --------

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $2,000 and $2,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

         (d)      All Other Fees
                  --------------

                  For the fiscal years ending December 31, 2003 and December 31, 2002, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in (a) through (c).

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee, were $2,296,000 and $0, respectively.

         (e)(1)   Audit Committee Pre-Approval Policies and Procedures
                  ----------------------------------------------------

                  The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:


                      "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                              1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                              2.    The engagement to render the auditing
                                    service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

                      De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:
                      (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

                      Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

                      Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

         (e)(2)   Percentages of Services
                  -----------------------

                  None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph
                  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

         (f)      Not applicable.
                  ---------------

         (g)      Total Fees Paid By Adviser and Certain Affiliates
                  -------------------------------------------------

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate non-audit fees billed by PwC for services rendered to the Trust and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,228,000 and $3,985,000, respectively.

         (h)      Not applicable.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.
-------------------------------------------------------------

Not applicable to the Registrant.

ITEM 6.  [RESERVED BY SEC FOR FUTURE USE.]
------------------------------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not applicable to the Registrant.

ITEM 10.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11.  EXHIBITS.
-------------------

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):     State Street Navigator Securities Lending Trust

By:               /s/Edward J. O'Brien
                  --------------------
                  Edward J. O'Brien
                  President

By:               /s/Donald A. Gignac
                  --------------------
                  Donald A. Gignac
                  Treasurer

Date:             March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:               /s/Edward J. O'Brien
                  --------------------
                  Edward J. O'Brien
                  President

By:               /s/Donald A. Gignac
                  --------------------
                  Donald A. Gignac
                  Treasurer

Date:             March 8, 2004